Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	240,000,000	200,000,000
Common stock, shares issued	135,041,467	125,222,273
Common stock, shares outstanding	135,041,467	125,222,273
Bacthera Agreement [Member]
Prepayments on long term contract	$ 38,877	$ 8,828
Related Party [Member]
Related parties, current	$ 28,053	$ 34,770